Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	June 2011
Distribution Date	07/15/11
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$204,717,284.78	0.7667314	$178,310,136.74	0.6678282	$26,407,148.04
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$842,017,284.78	0.7188741	$815,610,136.74	0.6963290	$26,407,148.04

Weighted Avg. Coupon (WAC)	4.61%		4.60%
Weighted Avg. Remaining Maturity (WARM)	52.59		51.72
Pool Receivables Balance	$1,004,176,863.36		$972,263,148.05
Remaining Number of Receivables	67,333		65,962

Adjusted Pool Balance	$977,178,972.29		$946,293,419.03

III. COLLECTIONS

Principal:
Principal Collections	$31,019,971.47
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$525,741.47
Total Principal Collections	$31,545,712.94

Interest:
Interest Collections	$3,884,486.66
Late Fees & Other Charges	$41,451.57
Interest on Repurchase Principal	$-
Total Interest Collections	$3,925,938.23

Collection Account Interest	$3,241.24
Reserve Account Interest	$728.51
Servicer Advances	$-

Total Collections	$35,475,620.92

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	June 2011
Distribution Date	07/15/11
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections						$35,475,620.92
Reserve Account Release						$-
Reserve Account Draw						$-
Total Available for Distribution						$35,475,620.92
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$836,814.05		$836,814.05		$836,814.05
Collection Account Interest						$3,241.24
Late Fees & Other Charges						$41,451.57
Total due to Servicer						$881,506.86

3. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$97,240.71		$97,240.71
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$732,456.55		$732,456.55		$732,456.55

Available Funds Remaining:						$33,861,657.51

4. Principal Distribution Amount:						$26,407,148.04

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$26,407,148.04
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		26,407,148.04		$26,407,148.04
Total Noteholders Principal				$26,407,148.04

5. Available Amounts Remaining to reserve account						7,454,509.47

11. Trustee Expenses						0.00

12. Remaining Available Collections Released to Certificateholder						7,454,509.47

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$26,997,891.07
Beginning Period Amount						$26,997,891.07
Current Period Amortization						$1,028,162.05
Ending Period Required Amount						$25,969,729.02
Ending Period Amount						$25,969,729.02
Next Distribution Date Required Amount						$24,961,313.46

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$6,529,263.47
Beginning Period Amount						$6,529,263.47
Current Period Release to Collection Account						$-
Current Period Deposit						$7,454,509.47
Current Period Release to Depositor						$7,454,509.47
Ending Period Required Amount (0.5% of APB of cut-off date)						$6,529,263.47
Ending Period Amount						$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target		14.50%
Overcollateralization Floor		2.00%
				Beginning	Ending	Target
Overcollateralization Amount				$135,161,687.51	$ 130,683,282.29	$130,683,282.29
Overcollateralization as a % of Adjusted Pool				13.83%	13.81%	13.81%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	June 2011
Distribution Date	07/15/11
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.98%	65,288	99.08%	$963,352,033.96
30 - 60 Days	0.80%	530	0.72%	$7,046,746.03
61 - 90 Days	0.17%	112	0.16%	$1,541,121.87
91 + Days	0.05%	32	0.03%	$323,246.19
		65,962		$972,263,148.05
Total
Delinquent Receivables 61 + days past due	0.22%	144	0.19%	$1,864,368.06
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	152	0.19%	$1,895,667.31
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.19%	131	0.16%	$1,633,613.33
Three-Month Average Delinquency Ratio	0.21%		0.18%

Repossession in Current Period		62		$1,029,223.70
Repossession Inventory		60		$748,733.80

Charge-Offs
Gross Principal of Charge-Off for Current Period				$893,743.84
Recoveries				$(525,741.47)
Net Charge-offs for Current Period				$368,002.37

Beginning Pool Balance for Current Period				$1,004,176,863.36

Net Loss Ratio				0.44%
Net Loss Ratio for 1st Preceding Collection Period				0.10%
Net Loss Ratio for 2nd Preceding Collection Period				0.24%
Three-Month Average Net Loss Ratio for Current Period				0.26%

Cumulative Net Losses for All Periods				$2,840,344.05
Cumulative Net Losses as a % of Initial Pool Balance				0.21%

Principal Balance of Extensions				$3,899,156.83
Number of Extensions				230

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